RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 020 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per the Financial Statements	$ 113,249	$ 104,672
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(293)	(747)
Amounts Allocated to Withdrawing Participants	(13)	0
Net Assets Available for Benefits per the Form 5500	$ 112,943	$ 103,925